UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Osparie Management, LLC

Address:   320 Park Avenue, 27th Floor
           New York, NY 10022


Form 13F File Number: 28-11391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Puma
Title:  Chief Compliance Officer
Phone:  212-602-5000

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Puma                   New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $      238,051
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADECOAGRO S A                COM             L00849106  100,546 10,964,692 SH       SOLE       N/A      10,964,692      0    0
AIRGAS INC                   COM             009363102    1,344     16,000 SH       SOLE       N/A          16,000      0    0
ANADARKO PETE CORP           COM             032511107    3,509     53,000 SH       SOLE       N/A          53,000      0    0
ANDERSONS INC                COM             034164103    1,280     30,000 SH       SOLE       N/A          30,000      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100      155     15,000 SH       SOLE       N/A          15,000      0    0
BUNGE LIMITED                COM             G16962105    2,133     34,000 SH       SOLE       N/A          34,000      0    0
CABOT OIL & GAS CORP         COM             127097103      591     15,000 SH       SOLE       N/A          15,000      0    0
CALPINE CORP                 COM NEW         131347304    1,222     74,000 SH       SOLE       N/A          74,000      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    4,271    100,000 SH       SOLE       N/A         100,000      0    0
CANADIAN NAT RES LTD         COM             136385101      403     15,000 SH       SOLE       N/A          15,000      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    3,113     82,000 SH       SOLE       N/A          82,000      0    0
COBALT INTL ENERGY INC       COM             19075F106      282     12,000 SH       SOLE       N/A          12,000      0    0
COMSTOCK RES INC             COM             205768203      985     60,000 SH       SOLE       N/A          60,000      0    0
CONCHO RES INC               COM             20605P101    3,405     40,000 SH       SOLE       N/A          40,000      0    0
CONTINENTAL RESOURCES INC    COM             212015101      533      8,000 SH       SOLE       N/A           8,000      0    0
COSAN LTD                    SHS A           G25343107   10,152    800,000 SH       SOLE       N/A         800,000      0    0
DELTA AIR LINES INC DEL      COM NEW         247361702      657     60,000 SH       SOLE       N/A          60,000      0    0
EASTMAN CHEM CO              COM             277432100    2,821     56,000 SH       SOLE       N/A          56,000      0    0
EMERSON ELEC CO              COM             291011104    2,329     50,000 SH       SOLE       N/A          50,000      0    0
ENSCO PLC                    SHS CLASS A     G3157S106    4,509     96,000 SH       SOLE       N/A          96,000      0    0
EOG RES INC                  COM             26875P101    3,604     40,000 SH       SOLE       N/A          40,000      0    0
EXXON MOBIL CORP             COM             30231G102      770      9,000 SH       SOLE       N/A           9,000      0    0
FEDEX CORP                   COM             31428X106    2,290     25,000 SH       SOLE       N/A          25,000      0    0
FREEPORT-MCMORAN COPPER & GO COM             35671D857    2,794     82,000 SH       SOLE       N/A          82,000      0    0
GOODRICH PETE CORP           COM NEW         382410405      416     30,000 SH       SOLE       N/A          30,000      0    0
GRAFTECH INTL LTD            COM             384313102    5,308    550,000 SH       SOLE       N/A         550,000      0    0
GREEN PLAINS RENEWABLE ENERG COM             393222104    4,680    750,000 SH       SOLE       N/A         750,000      0    0
HUB GROUP INC                CL A            443320106    1,337     37,000 SH       SOLE       N/A          37,000      0    0
HUNTSMAN CORP                COM             447011107    3,623    280,000 SH       SOLE       N/A         280,000      0    0
JETBLUE AIRWAYS CORP         COM             477143101      959    181,000 SH       SOLE       N/A         181,000      0    0
KENNAMETAL INC               COM             489170100    1,260     38,000 SH       SOLE       N/A          38,000      0    0
KODIAK OIL & GAS CORP        COM             50015Q100      493     60,000 SH       SOLE       N/A          60,000      0    0
LENNAR CORP                  CL B            526057302   10,573    440,000 SH       SOLE       N/A         440,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    2,658     66,000 SH       SOLE       N/A          66,000      0    0
MARATHON OIL CORP            COM             565849106    1,125     44,000 SH       SOLE       N/A          44,000      0    0
MARATHON PETE CORP           COM             56585A102      449     10,000 SH       SOLE       N/A          10,000      0    0
MIDSTATES PETE CO INC        COM             59804T100      338     34,800 SH       SOLE       N/A          34,800      0    0
NATIONAL OILWELL VARCO INC   COM             637071101    3,222     50,000 SH       SOLE       N/A          50,000      0    0
NEWFIELD EXPL CO             COM             651290108      234      8,000 SH       SOLE       N/A           8,000      0    0
NVR INC                      COM             62944T105    1,105      1,300 SH       SOLE       N/A           1,300      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105    4,117     48,000 SH       SOLE       N/A          48,000      0    0
OWENS CORNING NEW            COM             690742101    1,370     48,000 SH       SOLE       N/A          48,000      0    0
PDC ENERGY INC               COM             69327R101      471     19,220 SH       SOLE       N/A          19,220      0    0
RELIANCE STEEL & ALUMINUM CO COM             759509102    2,020     40,000 SH       SOLE       N/A          40,000      0    0
ROCK-TENN CO                 CL A            772739207    3,655     67,000 SH       SOLE       N/A          67,000      0    0
ROSETTA RESOURCES INC        COM             777779307      366     10,000 SH       SOLE       N/A          10,000      0    0
ROWAN COMPANIES PLC          SHS CL A        G7665A101    1,164     36,000 SH       SOLE       N/A          36,000      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    1,349     20,000 SH       SOLE       N/A          20,000      0    0
SCHLUMBERGER LTD             COM             806857108    5,582     86,000 SH       SOLE       N/A          86,000      0    0
SUNCOR ENERGY INC NEW        COM             867224107   16,357    565,000 SH       SOLE       N/A         565,000      0    0
TRANSOCEAN LTD               REG SHS         H8817H100    1,655     37,000 SH       SOLE       N/A          37,000      0    0
UNITED CONTL HLDGS INC       COM             910047109      438     18,000 SH       SOLE       N/A          18,000      0    0
WATSCO INC                   COM             942622200    1,402     19,000 SH       SOLE       N/A          19,000      0    0
WESCO INTL INC               COM             95082P105    1,209     21,000 SH       SOLE       N/A          21,000      0    0
WESTLAKE CHEM CORP           COM             960413102    4,181     80,000 SH       SOLE       N/A          80,000      0    0
WILLIAMS COS INC DEL         COM             969457100    1,239     43,000 SH       SOLE       N/A          43,000      0    0


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